Income Taxes (Details 2) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Taxes
Net operating losses carry forward	$ 4,405,547	$ 752,863
Right of use assets	98,987	0
Inventory write off	981,758	0
Impairment loss - Interactive Offers	3,159,477	1,015,997
Intangible assets	1,034,959	1,741,870
Stock Options	2,323,784	1,999,688
Allowance for doubtful accounts	16,797	56,112
Accrued compensation	27,540	19,323
Deferred revenue	0	18,196
Other, net	7	7
Valuation allowances	(6,100,000)	0
Deferred tax asset	$ 5,948,858	$ 5,604,056